Share-Based Compensation - Summary of Share Units (Restricted Share Units) (Detail) - Restricted Share Units [Member]	12 Months Ended
Dec. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | shares	896,474
Granted, Number | shares	995,336
Acquisition (Note 7), Number | shares	572,260
In lieu of dividends, Number of DSUs | shares	11,344
Vested, Number | shares	(394,537)
Forfeited, Number | shares	(79,044)
Ending Balance, Number | shares	2,001,833
Opening Balance, Weighted average grant | $ / shares	$ 7.62
Granted, Weighted average grant | $ / shares	6.29
Acquisition (Note 7), Weighted average grant | $ / shares	6.29
In lieu of dividends , Weighted average grant | $ / shares	6.98
Vested, Weighted average grant | $ / shares	6.15
Forfeited, Weighted average grant | $ / shares	6.73
Ending Balance, Weighted average grant | $ / shares	$ 6.9